UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22455

 NAME OF REGISTRANT:                     Cohen & Steers Select Preferred
                                         And Income Fund, Inc.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 280 Park Avenue
                                         10th Floor
                                         New York, NY 10475

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Tina Payne
                                         280 Park Avenue
                                         10th Floor
                                         New York, NY 10017

 REGISTRANT'S TELEPHONE NUMBER:          212-832-3232

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2010 - 06/30/2011


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

Cohen & Steers Select Preferred And Income Fund, Inc.
--------------------------------------------------------------------------------------------------------------------------
 HUDSON PACIFIC PROPERTIES, INC.                                                             Agenda Number:  933447179
--------------------------------------------------------------------------------------------------------------------------
        Security:  444097208
    Meeting Type:  Annual
    Meeting Date:  09-Jun-2011
          Ticker:  HPPPRB
            ISIN:  US4440972085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     ELECTION OF DIRECTOR: VICTOR J. COLEMAN                   Mgmt          For                            For

1B     ELECTION OF DIRECTOR: HOWARD S. STERN                     Mgmt          For                            For

1C     ELECTION OF DIRECTOR: THEODORE R. ANTENUCCI               Mgmt          For                            For

1D     ELECTION OF DIRECTOR: RICHARD B. FRIED                    Mgmt          For                            For

1E     ELECTION OF DIRECTOR: JONATHAN M. GLASER                  Mgmt          For                            For

1F     ELECTION OF DIRECTOR: MARK D. LINEHAN                     Mgmt          For                            For

1G     ELECTION OF DIRECTOR: ROBERT M. MORAN, JR.                Mgmt          For                            For

1H     ELECTION OF DIRECTOR: BARRY A. PORTER                     Mgmt          For                            For

02     TO RATIFY THE APPOINTMENT OF ERNST & YOUNG LLP            Mgmt          For                            For
       AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR THE FISCAL YEAR ENDING DECEMBER 31,
       2011.

03     AN ADVISORY RESOLUTION ON THE COMPANY'S EXECUTIVE         Mgmt          For                            For
       COMPENSATION, AS MORE FULLY DESCRIBED IN THE
       ENCLOSED PROXY STATEMENT.

04     AN ADVISORY DETERMINATION OF THE FREQUENCY OF             Mgmt          1 Year                         For
       FUTURE ADVISORY VOTES ON THE COMPANY'S EXECUTIVE
       COMPENSATION.



* Management position unknown

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SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Cohen & Steers Select Preferred And Income Fund, Inc.
By (Signature)       /s/ Tina Payne
Name                 Tina Payne
Title                Assistant Secretary
Date                 08/18/2011